Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)			¥ 173,683	¥ 228,342	¥ 260,234
U.S. federal income tax rate			30.60%	30.90%	30.90%
IFRS 9 [member]
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)			¥ 103,264
Americas [Member]
Disclosure of Income Taxes [Line Items]
U.S. federal income tax rate	21.00%	36.00%